Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			2.28%	(0.33%)	1.45%
Performance Inception Date		Dec. 20, 2006
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.82%	0.17%	1.96%
Performance Inception Date		May 23, 1973
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			2.55%	(0.07%)	1.71%
Performance Inception Date		May 03, 2002
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			2.38%	(0.24%)	1.56%
Performance Inception Date		Feb. 27, 2009
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.